Post-retirement benefits - Scheme assets and obligations (Detail) £ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Scheme assets
Cash and cash equivalents	$ 259	$ 316
Other	359	314
Scheme deficit
Total fair value of scheme assets	10,668	9,605
Total value of scheme obligations	(13,870)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(3,202)
Quoted
Scheme assets
Cash and cash equivalents	95	95
Other	(1)	(1)
Scheme deficit
Total fair value of scheme assets	3,521	3,210
Unquoted
Scheme assets
Cash and cash equivalents	164	221
Other	360	315
Scheme deficit
Total fair value of scheme assets	7,147	6,395
Scheme obligations
Scheme deficit
Total value of scheme obligations	(13,870)	(12,412)			$ (11,365)
Active membership
Scheme deficit
Total value of scheme obligations	(2,118)
Deferred membership
Scheme deficit
Total value of scheme obligations	(3,961)
Pensioners
Scheme deficit
Total value of scheme obligations	(7,791)
Government bonds
Scheme assets
Debt	2,302	2,097
Government bonds | Quoted
Scheme assets
Debt	2,302	2,097
Corporate bonds
Scheme assets
Debt	908	782
Corporate bonds | Quoted
Scheme assets
Debt	908	782
Derivatives
Scheme assets
Derivatives:	164	(108)
Derivatives | Quoted
Scheme assets
Derivatives:	1	2
Derivatives | Unquoted
Scheme assets
Derivatives:	163	(110)
Investment funds: Listed Equities
Scheme assets
Investment funds:	2,150	1,885
Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	165	225
Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	1,985	1,660
Investment funds: Absolute Return/Multi Strategy
Scheme assets
Investment funds:	3,215	3,435
Investment funds: Absolute Return/Multi Strategy | Quoted
Scheme assets
Investment funds:	12	10
Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	3,203	3,425
Investment funds: Corporate Bonds/Credit
Scheme assets
Investment funds:	1,311	884
Investment funds: Corporate Bonds/Credit | Quoted
Scheme assets
Investment funds:	39
Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	1,272	884
Pension schemes
Scheme deficit
Total fair value of scheme assets		9,605
Total value of scheme obligations	(13,870)	(12,412)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position		(2,807)
Pension schemes | Active membership
Scheme deficit
Total value of scheme obligations		(1,792)
Pension schemes | Deferred membership
Scheme deficit
Total value of scheme obligations		(3,560)
Pension schemes | Pensioners
Scheme deficit
Total value of scheme obligations		(7,060)
Pension schemes | UK defined benefit plans
Scheme deficit
Total fair value of scheme assets	7,179	6,464	£ 5,403	$ 7,225
Total value of scheme obligations	(8,425)	(7,580)	£ (5,991)	$ (8,012)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,246)	(1,116)
Pension schemes | UK defined benefit plans | Quoted
Scheme assets
Cash and cash equivalents	64	55
Scheme deficit
Total fair value of scheme assets	1,993	1,804
Pension schemes | UK defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents	153	169
Scheme deficit
Total fair value of scheme assets	5,186	4,660
Pension schemes | UK defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(8,425)	(7,580)			(7,052)
Pension schemes | UK defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(598)	(502)
Pension schemes | UK defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(1,887)	(1,760)
Pension schemes | UK defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(5,940)	(5,318)
Pension schemes | UK defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	1,929	1,749
Pension schemes | UK defined benefit plans | Derivatives | Unquoted
Scheme assets
Derivatives:	(170)	(354)
Pension schemes | UK defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	1,771	1,474
Pension schemes | UK defined benefit plans | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	2,463	2,688
Pension schemes | UK defined benefit plans | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	969	683
Pension schemes | Rest of Group defined benefit plans
Scheme deficit
Total fair value of scheme assets	581	512
Total value of scheme obligations	(1,319)	(1,080)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(738)	(568)
Pension schemes | Rest of Group defined benefit plans | Quoted
Scheme assets
Other	(1)	(1)
Scheme deficit
Total fair value of scheme assets	205	198
Pension schemes | Rest of Group defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents	4	5
Other	355	309
Scheme deficit
Total fair value of scheme assets	376	314
Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(1,319)	(1,080)			(978)
Pension schemes | Rest of Group defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(468)	(406)
Pension schemes | Rest of Group defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(504)	(381)
Pension schemes | Rest of Group defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(347)	(293)
Pension schemes | Rest of Group defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	52	74
Pension schemes | Rest of Group defined benefit plans | Corporate bonds | Quoted
Scheme assets
Debt	30	55
Pension schemes | Rest of Group defined benefit plans | Derivatives | Quoted
Scheme assets
Derivatives:	1	(1)
Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	72	61
Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	5
Pension schemes | Rest of Group defined benefit plans | Investment funds: Absolute Return/Multi Strategy | Quoted
Scheme assets
Investment funds:	12	10
Pension schemes | Rest of Group defined benefit plans | Investment funds: Corporate Bonds/Credit | Quoted
Scheme assets
Investment funds:	39
Pension schemes | Rest of Group defined benefit plans | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	12
US | Pension schemes | Rest of Group defined benefit plans
Scheme deficit
Total fair value of scheme assets	1,570	1,506
Total value of scheme obligations	(1,601)	(1,592)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(31)	(86)
US | Pension schemes | Rest of Group defined benefit plans | Quoted
Scheme assets
Cash and cash equivalents	31	40
Scheme deficit
Total fair value of scheme assets	1,323	1,208
US | Pension schemes | Rest of Group defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents		44
Other	5	6
Scheme deficit
Total fair value of scheme assets	247	298
US | Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(1,601)	(1,592)			(1,463)
US | Pension schemes | Rest of Group defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(99)	(114)
US | Pension schemes | Rest of Group defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(787)	(715)
US | Pension schemes | Rest of Group defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(715)	(763)
US | Pension schemes | Rest of Group defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	321	274
US | Pension schemes | Rest of Group defined benefit plans | Corporate bonds | Quoted
Scheme assets
Debt	878	727
US | Pension schemes | Rest of Group defined benefit plans | Derivatives | Quoted
Scheme assets
Derivatives:		3
US | Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	93	164
US | Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	90	64
US | Pension schemes | Rest of Group defined benefit plans | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	72	145
US | Pension schemes | Rest of Group defined benefit plans | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	80	39
SWEDEN | Pension schemes | Rest of Group defined benefit plans
Scheme deficit
Total fair value of scheme assets	1,338	1,123
Total value of scheme obligations	(2,525)	(2,160)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,187)	(1,037)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents	7	3
Scheme deficit
Total fair value of scheme assets	1,338	1,123
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(2,525)	(2,160)			$ (1,872)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(953)	(770)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(783)	(704)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(789)	(686)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Derivatives | Unquoted
Scheme assets
Derivatives:	333	244
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	119	122
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	668	592
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	$ 211	$ 162